UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2010

Date of reporting period:  November 30, 2009

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
November 30, 2009 ( Unaudited)

		Shares	Value
COMMON STOCKS - 78.49%
Biotechnology - 2.02%
Amgen, Inc. (a)		68,000	3,831,800
Capital Markets - 0.33%
Morgan Stanley		20,000	631,600
Commercial Banks - 5.43%
Fifth Third Bancorp		244,700	2,466,576
PNC Financial Services Group, Inc.		28,000	1,596,280
Synovus Financial Corp.		750,000	1,462,500
Wells Fargo & Co.		170,000	4,766,800
			10,292,156
Communications Equipment - 0.21%
Nokia OYJ - ADR		30,000	397,800
Diversified Financial Services - 7.40%
Bank of America Corp.		427,815	6,780,868
JP Morgan Chase & Co.		170,490	7,244,120
			14,024,988
Electronic Equipment, Instruments & Components - 2.99%
Agilent Technologies, Inc. (a)		142,000	4,106,640
Echelon Corp. (a)		142,000	1,570,520
			5,677,160
Energy Equipment & Services - 3.83%
Hercules Offshore, Inc. (a)		445,100	2,274,461
Patterson-UTI Energy, Inc.		323,660	4,981,127
			7,255,588
Food & Staples Retailing - 1.54%
Safeway, Inc.		130,000	2,925,000
Health Care Providers & Services - 7.77%
Community Health Systems, Inc. (a)		190,000	5,796,900
Health Net Inc. (a)		230,940	4,900,547
LifePoint Hospitals, Inc. (a)		51,000	1,480,530
Omnicare, Inc.		110,000	2,549,800
			14,727,777
Industrial Conglomerates - 3.49%
General Electric Co.		413,080	6,617,542
Insurance - 14.23%
Allstate Corp.		192,054	5,456,254
Hartford Financial Services Group Inc.		192,000	4,696,320
Metlife, Inc.		160,000	5,470,400
Unum Group		259,960	4,949,638
XL Capital Ltd. - Class A		349,500	6,399,345
			26,971,957
Internet Software & Services - 1.81%
ebay, Inc. (a)		140,000	3,425,800
Machinery - 1.40%
Ingersoll-Rand PLC		75,000	2,652,750
Metals & Mining - 2.42%
Alcoa Inc.		230,960	2,891,619
Nucor Corp.		40,000	1,696,400
			4,588,019
Multiline Retail - 2.93%
Macy's, Inc.		340,000	5,545,400
Oil, Gas & Consumable Fuels - 5.68%
ConocoPhillips		90,080	4,663,442
Marathon Oil Corp.		187,000	6,099,940
			10,763,382
Pharmaceuticals - 3.90%
Pfizer, Inc.		406,510	7,386,287
Software - 1.09%
Microsoft Corp.		70,000	2,058,700
Specialty Retail - 9.36%
GameStop Corp. (a)		120,000	2,929,200
The Gap, Inc.		191,290	4,097,432
Lowe's Cos, Inc.		85,000	1,853,850
Mens Wearhouse, Inc.		110,000	2,244,000
New York & Company, Inc. (a)		655,800	2,478,924
Office Depot, Inc. (a)		425,000	2,609,500
Pacific Sunwear Of California, Inc. (a)		455,053	1,519,877
			17,732,783
Thrifts & Mortgage Finance - 0.66%
MGIC Investment Corp. (a)		314,600	1,258,400
TOTAL COMMON STOCKS (Cost $158,320,900)			$148,764,889

INVESTMENT COMPANIES - 0.58%
UltraShort S&P 500 ProShares		30,000	1,095,600
TOTAL INVESTMENT COMPANIES (Cost $1,590,523)			$1,095,600

REAL ESTATE INVESTMENT TRUSTS - 0.19%
Annaly Capital Management, Inc.		20,000	$368,200
TOTAL REAL ESTATE INVETMENT TRUSTS (Cost $273,800)			$368,200

PREFERRED STOCKS - 1.81%
Insurance - 1.81%
American International Group, Inc.		285,500	3,426,000
TOTAL PREFERRED STOCKS (Cost $2,029,065)			$3,426,000

		Contracts	Value
PURCHASED OPTIONS - 1.19%
Call Options - 1.19%
Agilent Technologies, Inc.
Expiration: May 2010, Exercise Price: $20.00		200	185,500
Expiration: May 2010, Exercise Price: $25.00		200	102,500
Alcoa Inc.
Expiration: January 2010, Exercise Price: $9.00		500	182,500
Amgen, Inc.
Expiration: April 2010, Exercise Price: $50.00		300	255,000
Microsoft Corp.
Expiration: January 2010, Exercise Price: $26.00		300	105,000
Expiration: April 2010, Exercise Price: $24.00		500	286,250
Expiration: April 2010, Exercise Price: $25.00		300	144,600
Nokia OYJ
Expiration: January 2010, Exercise Price: $12.50		700	78,400
Nucor Corp.
Expiration: April 2010, Exercise Price: $37.00		250	173,750
Omnicare, Inc.
Expiration: January 2010, Exercise Price: $22.50		500	67,500
WellPoint Inc.
Expiration: January 2010, Exercise Price: $45.00		100	95,000
Expiration: March 2010, Exercise Price: $45.00		550	577,500
Total Call Options			2,253,500

TOTAL PURCHASED OPTIONS (Cost $1,940,585)			$2,253,500

		Principal
		Amount
SHORT TERM INVESTMENTS - 18.77%
Fidelity Institutional Government Portfolio - Class I
		35,575,897	35,575,897
TOTAL SHORT TERM INVESTMENTS (Cost $35,575,897)			$35,575,897

Total Investments (Cost $199,730,770) - 101.03%			191,484,086
Liabilities in Excess of Other Assets - (1.03)%			(1,951,853)
TOTAL NET ASSETS - 100.00%			$189,532,233

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at November 30, 2009
	was as follows*:

	Cost of investments		$ 199,730,770
Gross unrealized appreciation - Equities			16,634,697
Gross unrealized appreciation - Options			2,198,307
Gross unrealized depreciation - Equities			(25,194,296)
Gross unrealized depreciation - Options			(184,678)
	Net unrealized depreciation		$ (6,545,970)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 23,278,183	$ -	$ -	$ 23,278,183
Consumer Staples	2,925,000	-	-	2,925,000
Energy	18,018,970	-	-	18,018,970
Financials	56,973,301	-	-	56,973,301
Health Care	25,945,864	-	-	25,945,864
Industrials	9,270,292	-	-	9,270,292
Information Technology	11,559,460	-	-	11,559,460
Investment Companies	1,095,600	-	-	1,095,600
Materials	4,588,019	-	-	4,588,019
Total Equity	153,654,689	-	-	153,654,689

Derivative
Purchased Options	2,253,500	-	-	2,253,500
Total Derivative	2,253,500	-	-	2,253,500

Short-Term Investments	35,575,897	-	-	35,575,897

Total Investments in Securities	$ 191,484,086	$ -	$ -	$ 191,484,086

Other Financial Instruments*	$ 1,700,715	$ -	$ -	$ 1,700,715
* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the unrealized appreciation (Depreciation) on the instruments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2009 was as follows:

Derivatives not accounted for
as hedging instruments
under statement 133	Fair Value
Purchased Options	$2,253,500
Written Options	969,676
Total	$3,223,176

The Effect of Derivative Instruments on income for the period March 1, 2009 through November 30, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1, 2009
as hedging instruments	through
under statement 133	November 30, 2009
Purchased Options	$126,792
Written Options	1,094,210
Total	$1,221,002

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1, 2009
as hedging instruments	through
under statement 133	November 30, 2009
Purchased Options	$312,915
Written Options	1,534,567
Total	$1,847,482

Snow Capital Opportunity Fund
Schedule of Options Written
November 30, 2009 ( Unaudited)

	Contracts	Value
CALL OPTIONS
Alcoa Inc.
Expiration: January 2010, Exercise Price: $16.00	500	$4,500
Allstate Corp.
Expiration: January 2010, Exercise Price: $35.00	300	750
American International Group, Inc.
Expiration: January 2010, Exercise Price: $55.00	550	9,350
Annaly Capital Management, Inc.
Expiration: January 2010, Exercise Price: $19.00	200	4,200
Community Health Systems, Inc.
Expiration: December 2009, Exercise Price: $35.00	200	1,500
eBay, Inc.
Expiration: January 2010, Exercise Price: $24.00	200	28,400
Expiration: January 2010, Exercise Price: $27.50	189	5,103
Fifth Third Bancorp
Expiration: January 2010, Exercise Price: $10.00	300	22,500
Expiration: January 2010, Exercise Price: $12.50	500	4,500
The Gap, Inc.
Expiration: January 2010, Exercise Price: $22.50	200	12,400
Expiration: January 2010, Exercise Price: $25.00	200	2,000
General Electric Co.
Expiration: January 2010, Exercise Price: $20.00	400	2,000
Health Net Inc.
Expiration: January 2010, Exercise Price: $20.00	24	4,920
JP Morgan Chase & Co.
Expiration: December 2009, Exercise Price: $47.00	600	5,400
Macy's Inc.
Expiration: January 2010, Exercise Price: $20.00	500	7,500
Expiration: January 2010, Exercise Price: $22.50	100	500
Marathon Oil Corp.
Expiration: January 2010, Exercise Price: $35.00	800	48,000
Mens Wearhouse, Inc.
Expiration: February 2010, Exercise Price: $30.00	1	15
MetLife, Inc.
Expiration: December 2009, Exercise Price: $45.00	500	1,250
Expiration: March 2010, Exercise Price: $50.00	200	2,000
MGIC Investment Corp.
Expiration: December 2009, Exercise Price: $10.00	300	750
Morgan Stanley
Expiration: January 2010, Exercise Price: $33.00	200	23,600
New York & Company, Inc.
Expiration: December 2009, Exercise Price: $5.00	1,000	5,000
Office Depot, Inc.
Expiration: January 2010, Exercise Price: $7.50	200	2,500
Pacific Sunwear Of California, Inc.
Expiration: June 2010, Exercise Price: $5.00	172	5,160
Unum Group
Expiration: December 2009, Exercise Price: $25.00	500	1,250
Expiration: March 2010, Exercise Price: $22.50	500	23,750
XL Capital Ltd.
Expiration: January 2010, Exercise Price: $17.50	600	84,000
Expiration: January 2010, Exercise Price: $20.00	202	6,060
TOTAL CALL OPTIONS WRITTEN		318,858

PUT OPTIONS
Agilent Technologies Inc.
Expiration: January 2010, Exercise Price: $25.00	200	$4,800
Alcoa Inc.
Expiration: January 2010, Exercise Price: $10.00	400	6,000
American Eagle Outfitters, Inc.
Expiration: January 2010, Exercise Price: $15.00	600	60,000
Amgen, Inc.
Expiration: January 2010, Exercise Price: $52.50	200	20,000
Expiration: January 2010, Exercise Price: $55.00	200	36,000
Apache Corp.
Expiration: January 2010, Exercise Price: $80.00	230	16,100
Bank of America Corp.
Expiration: January 2010, Exercise Price: $16.00	600	63,000
eBay, Inc.
Expiration: January 2010, Exercise Price: $21.00	200	3,800
Expiration: January 2010, Exercise Price: $24.00	300	27,300
GameStop Corp.
Expiration: December 2009, Exercise Price: $26.00	200	35,000
Hartford Financial Services Group Inc.
Expiration: December 2009, Exercise Price: $21.00	1,000	25,000
JP Morgan Chase & Co.
Expiration: December 2009, Exercise Price: $35.00	400	2,800
Lowe's Cos, Inc.
Expiration: January 2010, Exercise Price: $19.00	387	11,610
Macy's Inc.
Expiration: January 2010, Exercise Price: $16.00	300	33,000
Expiration: January 2010, Exercise Price: $17.50	300	63,000
Microsoft Corp.
Expiration: January 2010, Exercise Price: $24.00	1,100	7,700
Nokia OYJ
Expiration: January 2010, Exercise Price: $12.50	1,000	37,000
Nucor Corp.
Expiration: January 2010, Exercise Price: $40.00	300	39,900
Omnicare, Inc.
Expiration: December 2009, Exercise Price: $22.50	300	10,500
Expiration: January 2010, Exercise Price: $20.00	300	5,250
Patterson-UTI Energy, Inc.
Expiration: January 2010, Exercise Price: $12.50	400	10,000
Pfizer, Inc.
Expiration: December 2009, Exercise Price: $16.00	500	2,500
Safeway, Inc.
Expiration: December 2009, Exercise Price: $17.50	500	1,250
UltraShort 20+ Year Treasury ProShares
Expiration: January 2010, Exercise Price: $43.00	200	18,600
Expiration: March 2010, Exercise Price: $40.00	92	7,958
Unum Group
Expiration: January 2010, Exercise Price: $20.00	500	78,750
XL Capital Ltd.
Expiration: January 2010, Exercise Price: $16.00	600	24,000
TOTAL PUT OPTIONS WRITTEN		650,818

Total Options Written (Premiums received $2,670,391)		$969,676

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date     1/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
             Joseph Neuberger, President

Date   1/25/10

By  /s/ John Buckel
             John Buckel, Treasurer

Date   1/25/10